LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
LOANS PAYABLE

NOTE 16 — LOANS PAYABLE

As of June 30, 2023 and December 31, 2022, loans payable consisted of:

	As of June 30, 2023	As of December 31, 2022
Loans payable – current portion	$330,108	$334,391
Loans payable – non-current portion	412,121	428,025
	$742,229	$762,416

NOTE 18 — LOANS PAYABLE

As of December 31, 2022 and 2021, loans payable consisted of:

	As of December 31,
	2022	2021
Loans payable – current portion	$334,391	$65,415
Loans payable – non-current portion	428,025	85,858
	$762,416	$151,273

In September of 2019, the Company obtained lines of credit in the aggregate amount of S$400,000 (approximately $296,912 at the 2019 exchange rate) for working capital and business expansions requirements in Wealth Dynamics Pte Ltd, which the Company drew down on in full. Loans in the amount of S$100,000 (approximately $74,228 at the 2019 exchange rate) shall be repaid over 36 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 8% per annum plus a margin of 0.88%, subject to adjustment. The Company has the option to prepay the loan before its maturity date, subject to a fee of 6.88% if paid within twelve months from the drawdown date. Loans in the amount of S$300,000 (approximately $222,684 at the 2019 exchange rate) shall be repaid over 60 monthly installments including both principal and the respective accrued interest. Interest on such principal shall bear at a rate of 6.25% per annum, subject to adjustment. The loans are secured by personal guarantees of the Director. During the year ended December 31, 2022, the Company repaid an aggregate of S$98,589, approximately $72,492 at the 2022 exchange rate (2021 — S$91,063 approximately $67,220 at the 2021 exchange rate) of principal plus the respective accrued interest.

Education Angels has obtained line of credit for working capital requirement in 2020, 2021 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal as of December 31, 2022 is as follows:

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2022
IRD Loan	2020	$20,063	60 Months	3.25%	$16,900
Juke NWN765	2021	$19,679	36 Months	1.30%	$12,254
Qashqai NWN767	2021	$22,258	36 Months	1.20%	$13,886
Qashqai NWN766	2022	$22,258	36 Months	1.20%	$14,475

Mastermind Principles and Property Investors Network has obtained line of credit for the working capital requirement in 2020 and 2022. The loans are secured by the guarantees of the Director and do not have covenant clauses. The outstanding principal amount as of December 31, 2022 is as follows –

Loan Type	Start Date	Loan Amount	Tenure	Interest Rate	Outstanding as of December 31, 2022
Lloyds CBIL (MPL)	2020	$239,540	60 Months	2.80%	$167,678
Funding Circle Loan (MPL)	2022	$380,804	48 Months	9.30%	$305,787
The Funding Circle (PIN)	2022	$116,054	48 Months	9.30%	$93,193
Lloyds Bounceback Loan	2022	$51,378	72 Months	2.50%	$41,335

Annual estimated total principal repayments are $361,019 in 2023, $237,970 in 2024, $146,893 in 2025, $8,267 in 2026 and $8,267 in 2027.